Virtus AllianzGI Global Sustainability Fund (the “Fund”),

a series of Virtus Strategy Trust

Supplement Dated February 26, 2021, to the Summary Prospectus

and Virtus Strategy Trust Statutory Prospectus, each dated February 1, 2021

Important Notice to Investors

Effective on March 1, 2021, Jeremy Kent, CFA, and Paul Schofield will no longer be portfolio managers of the Fund, and Robbie Miles, CFA, and Gunnar Miller will be added as portfolio managers of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of Fund’s statutory prospectus will be replaced in its entirety with the following:

> Robbie Miles, CFA, portfolio manager and vice president of AllianzGI U.S., has managed the Fund since March 2021.

> Gunnar Miller, senior portfolio manager and Global Director of Research of AllianzGI U.S., has managed the Fund since March 2021.

In the Management of the Funds section under “Portfolio Management” on page 142 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “AllianzGI” will be replaced with the following:

Virtus AllianzGI Global Sustainability Fund	Robbie Miles, CFA (since March 2021) Gunnar Miller (since March 2021)

The existing footnote (“1”) to the table is hereby removed.

The portfolio manager biographies under the referenced table will be amended by removing the references to Jeremy Kent, CFA and Paul Schofield.

Please retain this Supplement with the Prospectuses for future reference.

8060 VST AllianzGI Global Sustainability Fund PM Changes (2/2021)

Virtus Strategy Trust

Supplement dated February 26, 2021, to the

Virtus AllianzGI High Yield Bond Fund Summary Prospectus

and the Virtus Strategy Trust Statutory Prospectus, each dated February 1, 2021

Important Notice to Investors

Virtus AllianzGI High Yield Bond Fund (“the Fund”)

Under “Fees and Expenses” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus, the second table is hereby replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class R	Institutional	Class P	Administrative
Management Fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.90%	0.50%	None	None	0.25%
Other Expenses(3)	0.41%	0.38%	0.39%	0.39%	0.40%	0.43%
Total Annual Fund Operating Expenses	1.14%	1.76%	1.37%	0.87%	0.88%	1.16%
Less: Fee Waiver and/or Expense Reimbursement(2)	(0.02)%	N/A	N/A	(0.04)%	(0.08)%	(0.16)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)	1.12%	1.76%	1.37%	0.83%	0.80%	1.00%

Under the “Sales Charges” section, the row for the Fund in the Rule 12b-1 table on page 170 of the statutory prospectus is hereby replaced in its entirety with the following:

Fund	Class A	Class C	Class R	Institutional	Class P	Administrative
Virtus AllianzGI High Yield Bond Fund	0.25%	0.90%	0.50%	None	None	0.25%

All Funds

In the “Sales Charges” section, under the sub heading “What arrangement is best for you?” the paragraph describing Class C Shares on page 172 is hereby replaced in its entirety:

Class C Shares (all funds). If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. The full amount of your purchase payment is invested initially. If you sell your Class C Shares within the first year after they are purchased, you will normally pay a deferred sales charge of 1%. (See “Deferred Sales Charge Alternative—Class C Shares” below.) For Virtus AllianzGI High Yield Bond Fund, the distribution and services fees are 0.90%. Class C Shares have higher distribution and services fees (1.00%) and pay lower dividends than Class A Shares, therefore Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders. Effective on or about March 1, 2021 (the “Class C Conversion Date”), with certain exceptions, all Class C Shares of a fund that were purchased eight years or more prior to the Class C Conversion Date will automatically convert to Class A Shares of the same fund. After the Class C Conversion Date, all Class C Shares of a fund held in accounts directly with the Trust’s transfer agent will automatically convert to Class A shares of the same fund on or about the first business day of the month following the eight-year anniversary of purchase. If an investor intends to purchase greater than $999,999 of Class C shares, (except of the Virtus AllianzGI Short Duration High Income Fund), and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. If an investor intends to purchase greater than $249,999 of Class C shares of the Virtus AllianzGI Short Duration High Income Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. The Funds may refuse any order to purchase shares. If you transact in Class C Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

Under “Share Class Performance” in the Financial Highlights section on page 218 of the Statutory Prospectus, the second paragraph is hereby amended by replacing the second sentence with the following:

These include 12b-1 distribution and servicing fees, which are not paid by Institutional Class or Class P and are paid by Class C (at a maximum rate of 1.00% per annum, (0.90% per annum for Class C of Virtus AllianzGI High Yield Bond Fund)), Class A and Administrative Class (at a maximum rate of 0.25% per annum) and Class R (at a maximum rate of 0.50% per annum).

Investors should retain this supplement with the Prospectuses for future reference.

VST 8060/AllianzGI High Yield Bond DistFee & Class C Max Correction (02/2021)

Virtus AllianzGI Global Sustainability Fund (the “Fund”),

a series of Virtus Strategy Trust

Supplement Dated February 26, 2021, to the

Statement of Additional Information (“SAI”) dated February 1, 2021

Important Notice to Investors

Effective on March 1, 2021, Jeremy Kent, CFA, and Paul Schofield will no longer be portfolio managers of the Fund, and Robbie Miles, CFA, and Gunnar Miller will be added as portfolio managers of the Fund.

The disclosure for the Fund in the table under “Portfolio Managers” on page 121 of the SAI will be amended by removing the references to Jeremy Kent, CFA, and Paul Schofield. The existing footnote (“1”) to the table is hereby removed.

The disclosure in the table under “Other Accounts Managed (No Performance-Based Fees)” on pages 122-123 of the SAI will be amended by removing the references to Mr. Kent and Mr. Schofield.

The disclosure in the table under “Other Accounts Managed (With Performance-Based Fees)” on pages 123-124 of the SAI will be amended by removing the references to Mr. Kent and Mr. Schofield.

The disclosure in the table under “Portfolio Manager Fund Ownership” on pages 126-127 of the SAI will be amended by removing the references to Mr. Kent and Mr. Schofield and by adding new rows showing the following information for Mr. Miles and Mr. Miller and an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Equity Securities Beneficially Owned in Similar Strategies
Robbie Miles *	None	None
Gunnar Miller *	None	None
*	As of December 31, 2020.

Please retain this Supplement with the SAI for future reference.

8060B VST AllianzGI Global Sustainability Fund PM Changes (2/2021)

Virtus Strategy Trust

Supplement dated February 26, 2021 to the

Statement of Additional Information (“SAI”) dated February 1, 2021

Important Notice to Investors

In the “Distribution and Servicing Plans for Class A, Class C and Class R Shares” section of “Distribution Plans,” under the heading “Class A, Class C and Class R Distribution and Servicing Fees” on page 111 of the SAI, the table is hereby replaced in its entirety with the following table and an associated footnote is hereby added:

All Funds	Distribution and Servicing Fee		Servicing Fee	Distribution Fee
Class A	0.25%		N/A	N/A
Class C	N/A	%	0.25%	0.75	%*
Class R	N/A	%	0.25%	0.25%
*	For AllianzGI High Yield Bond Fund, the Distribution Fee is 0.65%

Also in the same section, the table on page 112 of the SAI, is hereby replaced in its entirety with the following table and an associated footnote is hereby added:

All Funds	Distribution and Servicing Fee		Servicing Fee	Distribution Fee
Class A	0.25%		N/A	N/A
Class C	N/A	%	0.25%	0.75	%*
Class R	N/A	%	0.25%	0.25%
*	For AllianzGI High Yield Bond Fund, the Distribution Fee is 0.65%

In the “Alternative Purchase Arrangements” section of “Purchase, Redemption and Pricing of Shares,” under the heading “Class C Shares” on page 131 of the SAI, the first two paragraphs are hereby replaced in their entirety with the following:

If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. The Funds may refuse any order to purchase shares. Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions.

Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. For all funds in this SAI (except AllianzGI High Yield Bond Fund), Class C Shares are subject to ongoing distribution and service fees of up to 1.00% of each fund’s aggregate average daily net assets attributable to Class C Shares. For AllianzGI High Yield Bond Fund, Class C Shares are subject to ongoing distribution and service fees of up to 0.90% of its aggregate average daily net assets attributable to Class C Shares. Class C Shares enjoy the benefit of permitting all of the investor’s dollars to work from the time the investment is made. The higher ongoing distribution and services fee paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares.

Investors should retain this supplement with the SAI for future reference.

VST 8060B AllianzGI High Yield Bond DistFee & Class C Max SAI (02/2021)